Equity - Retained Earnings (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Retained Earnings [Line Items]
Accounting change impact and initial impact of hyperinflation			€ 2,033,000,000
Increase (decrease) through appropriation of retained earnings	€ 5,000,000	€ 6,000,000
Revaluation reserve	67,000,000	72,000,000
Reserve for cancelled share capital	0	0
Capital redemption reserve	731,000,000
Retained earnings
Retained Earnings [Line Items]
Accounting change impact and initial impact of hyperinflation			€ (1,114,000,000)
Retained earnings | Argentina
Retained Earnings [Line Items]
Accounting change impact and initial impact of hyperinflation	(1,936,000,000)	(1,890,000,000)
Retained earnings | Venezuela
Retained Earnings [Line Items]
Accounting change impact and initial impact of hyperinflation	€ (3,728,000,000)	€ (3,516,000,000)